Taxation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	$ 56.7	$ 42.0
Deferred income taxes	(6.6)	2.1
Total taxation charge	50.1	44.1	[1]
Total Profit/(loss) before income tax	117.2	91.0	[1]
Discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Profit/(loss) before income tax	$ 2.8	$ (21.8)

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.